Convertible notes (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible notes	£ 25,000
Convertible notes..
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible notes		£ 25,000
Interest accrued or payable on the notes	0
Additional amount that can be raised	50,000
Maximum amount that can be borrowed without the consent of note holders	£ 50,000